PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations		$ 568	$ (1,609)	$ (62,042)
Basic weighted average number of ordinary shares		83,612,908	86,486,409	91,858,813
Diluted weighted average number of ordinary shares		103,508,820	107,510,179	113,197,598
Tax credit recovered	[1]	$ (590)	$ 323	$ (4,887)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year from discontinued operations		$ 568	$ (1,609)	$ (62,042)
Basic weighted average number of ordinary shares		83,612,908	86,486,409	91,858,813
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic weighted average number of ordinary shares		20,903,227	21,621,602	22,964,703
Diluted weighted average number of ordinary shares		25,877,205	26,877,544	28,299,399

[1]	In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.